Stockholders' Equity - Preferred Stock (Details)		3 Months Ended	12 Months Ended
	Mar. 03, 2023 USD ($) Votes $ / shares shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Apr. 20, 2023 $ / shares	Apr. 04, 2023 $ / shares	Dec. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		5,000,000	5,000,000			5,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001			$ 0.001
Common stock, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares outstanding (in shares)		1,952	1,952			1,952
Series F Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1
Number Of Votes Per Share | Votes	50,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, voting rights	no
Rights related to distribution of assets	no
Consideration paid to preferred stock holders | $	$ 1,000
Series F Convertible Preferred Stock [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Issue and sale of share	1
Consideration to purchaser in cash | $	$ 1,000
Sale closed date	Mar. 03, 2023
Series B Convertible Preferred Stock [Member] | 2018 Rights Offering [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)		1,014	1,014
Number of preferred stock, shares converted		398	398
Series C Convertible Preferred Stock [Member] | 2018 Rights Offering [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)		938	938
Number of preferred stock, shares converted		27,792	27,792